November 22, 2000

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR
                 (SUPERSEDES SUPPLEMENT DATED OCTOBER 25, 2000)

FUND                                                 DATED
Pioneer II                                           January 28, 2000
Pioneer Mid-Cap Fund                                 January 28, 2000
Pioneer Strategic Income Fund                        January 28, 2000
Pioneer High Yield Fund                              February 25, 2000
Pioneer Europe Fund                                  February 28, 2000
Pioneer Indo-Asia Fund                               February 28, 2000
Pioneer Mid-Cap Value Fund                           February 28, 2000
Pioneer Equity-Income Fund                           February 28, 2000
Pioneer Small Company Fund                           February 28, 2000
Pioneer Limited Maturity Bond Fund                   March 29, 2000
Pioneer Emerging Markets Fund                        March 29, 2000
Pioneer International Growth Fund                    March 29, 2000
Pioneer Micro-Cap Fund                               March 29, 2000
Pioneer Science & Technology Fund                    March 31, 2000
Pioneer Fund                                         May 1, 2000
Pioneer Cash Reserves Fund                           May 1, 2000 (as revised
                                                     May 15, 2000)
Pioneer America Income Trust                         May 1, 2000
Pioneer Real Estate Shares                           May 1, 2000
Pioneer Growth Shares                                May 1, 2000
Pioneer Balanced Fund                                May 1, 2000
Pioneer Tax-Free Income Fund                         May 1, 2000
Pioneer Independence Fund                            May 1, 2000
Pioneer Variable Contracts Trust                     May 1, 2000 (as revised
                                                     October 5, 2000)
Pioneer World Equity Fund                            July 31, 2000
Pioneer Bond Fund                                    September 29, 2000
Pioneer Tax-Managed Fund                             November 18, 1999

The following supplements the information presented in the statement of additional information (SAI). All references in the supplemented SAI to The Pioneer Group, Inc. are changed to Pioneer Investment Management USA Inc.

Pioneer is part of Pioneer Global Asset Management, the asset management subsidiary of UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer Global Asset Management provides investment management and financial services to mutual funds, institutional and other clients. As of October 25, 2000, Pioneer Global Asset Management has over $100 billion in assets under management worldwide, including over $23 billion in assets under management by Pioneer.

MANAGEMENT OF THE FUND

JOHN F. COGAN, JR.*, CHAIRMAN OF THE BOARD, PRESIDENT AND TRUSTEE,
DOB: JUNE 1926
Deputy Chairman of Pioneer Global Asset Management S.p.A.; Non-Executive Chairman and a Director of Pioneer Investment Management USA Inc. ("PIM-USA"); Chairman and a Director of Pioneer and Pioneer Global Funds Distributor, Ltd.; Director of Pioneer Management (Ireland) Limited ("PMIL"); President and Director of Pioneer International Corporation ("PIntl"); Member of the Supervisory Board of Pioneer Fonds Marketing GmbH, Pioneer First Polish Investment Fund Joint Stock Company


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("Pioneer First Polish"), Pioneer Czech Investment Company, a.s. ("Pioneer
Czech") and Pioneer Universal Pension Fund Company; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer America Fund Plc, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer Euro Reserve Fund Plc, Pioneer European Equity Fund Plc, Pioneer Emerging Europe Fund Plc, Pioneer Greater Asia Fund Plc, Pioneer U.S. Growth Fund Plc, Pioneer U.S. High Yield Fund Plc and Pioneer US Real Estate Fund Plc, (collectively, the "Irish Funds"); and Of Counsel, Hale and Dorr LLP (counsel to PIM-USA and the fund).

MARY K. BUSH, TRUSTEE, DOB: APRIL 1948
4201 CATHEDRAL AVENUE, NW, WASHINGTON, DC 20016
President, Bush & Co. (international financial advisory firm); Director and/or Trustee of Mortgage Guaranty Insurance Corporation, Hoover Institution, March of Dimes, Texaco, Inc., R.J. Reynolds Tobacco Holdings, Inc. and Brady Corporation (international identification solutions provider); Advisory Board Member, Washington Mutual Investors Fund (registered investment company); and Trustee of all of the Pioneer mutual funds.

RICHARD H. EGDAHL, M.D., TRUSTEE, DOB: DECEMBER 1926
BOSTON UNIVERSITY HEALTHCARE ENTREPRENEURSHIP PROGRAM, 53 BAY STATE ROAD, BOSTON, MA 02215 Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute, University Program for Health Care Entrepreneurship; Trustee, Boston Medical Center; and Trustee of all of the Pioneer mutual funds.

MARGARET B.W. GRAHAM, TRUSTEE, DOB: MAY 1947
THE KEEP, P.O. BOX 110, LITTLE DEER ISLE, ME 04650
Founding Director, The Winthrop Group, Inc. (consulting firm); and Trustee of all of the Pioneer mutual funds.

MARGUERITE A. PIRET, TRUSTEE, DOB: MAY 1948
ONE BOSTON PLACE, 26TH FLOOR, BOSTON, MA 02108
President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; Director, Organogenesis Inc. (tissue engineering company); and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, TRUSTEE AND EXECUTIVE VICE PRESIDENT, DOB: FEBRUARY 1944 Director, Chief Executive Officer and President of PIM-USA; Chairman and a Director of Pioneer Funds Distributor, Inc. ("PFD"); President and a Director of Pioneer; Director of Pioneering Services Corporation ("PSC"), PIntl, PMIL and the Irish Funds; Member of the Supervisory Board of Pioneer First Polish, Pioneer Czech and Pioneer Asset Management, S.A.; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, TRUSTEE, DOB: SEPTEMBER 1928
125 BROAD STREET, NEW YORK, NY 10004
Of Counsel, Sullivan & Cromwell (law firm); Director, Dresdner RCM Global Strategic Income Fund, Inc. since May 1997 and The Swiss Helvetia Fund, Inc. since 1995 (investment companies), AMVESCAP PLC (investment managers) since 1997 and ING American Insurance Holdings, Inc.; and Trustee of all of the Pioneer mutual funds.


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JOHN WINTHROP, TRUSTEE, DOB: JUNE 1936
ONE NORTH ADGERS WHARF, CHARLESTON, SC 29401
President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds.

JOSEPH P. BARRI, SECRETARY, DOB: AUGUST 1946
Corporate Secretary of PIM-USA and most of its subsidiaries until October 2000; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.

VINCENT NAVE, TREASURER, DOB: JUNE 1945
Vice President-Fund Accounting and Custody Services of PIM-USA (Manager from September 1996 to February 1999); and Treasurer of all of the Pioneer mutual funds (Assistant Treasurer from June 1999 to November 2000).

LUIS I. PRESUTTI, ASSISTANT TREASURER, DOB: APRIL 1965
Assistant Vice President-Fund Accounting, Administration and Custody Services of Pioneer (Fund Accounting Manager from 1994 to 1999); and Assistant Treasurer of all of the Pioneer mutual funds since November 2000.

JOHN F. DALY III, ASSISTANT TREASURER, DOB: AUGUST 1965
Global Custody and Settlement Division Manager of PIM-USA; and Assistant Treasurer of all of the Pioneer mutual funds since November 2000.

DOROTHY E. BOURASSA, ASSISTANT SECRETARY, DOB: JANUARY 1948
Senior Vice President-Legal and Secretary of PIM-USA and Secretary/Clerk of most of its subsidiaries since October 2000; Assistant Secretary of all of the Pioneer mutual funds since November 2000; Senior Counsel, Assistant Vice President and Director of Compliance of PIM-USA from April 1998 through October 2000; Vice President and Assistant General Counsel, First Union Corporation from December 1996 through March 1998; and Vice President and Counsel, Keystone Investments, Inc. from March 1986 through November 1996.

All of the outstanding capital stock of PFD, Pioneer and PSC is indirectly owned by UniCredito Italiano, one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

COMPENSATION OF OFFICERS AND TRUSTEES

The fund pays no salaries or compensation to any of its officers. The fund compensates each Trustee who is not affiliated with PIM-USA, Pioneer, PFD, PSC or UniCredito Italiano with a base fee, a variable fee calculated on the basis of average net assets of the fund, per meeting fees, and annual committee participation fees for each committee member or chairperson that are based on percentages of his or her aggregate annual fee. See the fee table in Appendix A.

INVESTMENT ADVISER

The fund has contracted with Pioneer to act as its investment adviser. Pioneer is a wholly owned subsidiary of UniCredito Italiano. Certain Trustees or officers of the fund are also directors and/or officers of UniCredito Italiano and its subsidiaries (see management biographies above).


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PRINCIPAL UNDERWRITER AND DISTRIBUTION PLANS (GENERAL/CLASS II 12B-1 PLAN)

No interested person of the fund, nor any Trustee of the fund who is not an interested person of the fund, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the fund and except to the extent certain officers may have an interest in PFD's ultimate parent, UniCredito Italiano.